Capital Stock and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Capital Stock and Reserves
Summary of share purchase warrant, RSU, PSU, DSU and stock option transactions

	Stock Options		RSUs	PSUs	DSUs
		Weighted
		Average
	Number	Exercise Price	Number	Number	Number
Outstanding, December 31, 2023	4,899,918	$10.34	1,845,339	770,000	86,257
Granted	3,175,093	$7.24	533,852	147,000	163,980
Exercised	(539,947)	$5.34	(1,205,085)	—	—
Cancelled	(516,294)	$10.91	(162,982)	(15,400)	—
Outstanding, December 31, 2024	7,018,770	$9.28	1,011,124	901,600	250,237
Granted	1,178,908	$16.01	386,600	1,200,000	67,590
Exercised	(1,179,617)	$8.17	(583,860)	(385,004)	—
Cancelled	(216,134)	$8.79	(75,693)	(5,200)	—
Outstanding, December 31, 2025	6,801,927	$10.66	738,171	1,711,396	317,827
Exercisable, December 31, 2025	4,028,917	$11.17	—	—	—

Schedule of incentive stock options, RSU, PSU outstanding and exercisable

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 10.00	3,112,095	3.28	1,145,072
	10.01 - 20.00	3,564,832	1.41	2,883,845
	20.01 - 30.00	90,000	4.81	—
	30.01 - 40.00	35,000	4.96	—
		6,801,927	2.33	4,028,917

RSUs		738,171	0.58	—

PSUs		1,711,396	0.57	—

Schedule of share-based payments expense

In $000s	2025	2024
Stock options	$9,350	$3,769
RSUs	3,649	5,813
PSUs	15,885	2,944
DSUs	643	600
	$29,527	$13,126

Recorded in mineral property, plant and equipment	$4,605	$—
Recorded in exploration and evaluation expense	1,026	4,327
Recorded in general and administrative expense	23,896	8,799
	$29,527	$13,126

Schedule of weighted average fair value of stock options

	2025	2024
Stock options	$6.72	$3.02
RSUs	$15.92	$6.34
PSUs	$16.45	$7.88
DSUs	$16.71	$6.03

Schedule of weighted average inputs used

	2025	2024
Expected life (years)	3.5	3.5
Annualized volatility	55.44%	53.22%
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.59%	3.44%